Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per share
	Three Months Ended September 30, (Unaudited)		Nine Months Ended September 30, (Unaudited)
	2019	2018	2019	2018
Basic net loss per share:
Net loss	$(4,931,125)	$(2,096,349)	$(3,800,227)	$(12,972,142)
Weighted average common shares outstanding – basic	133,001,746	131,445,057	132,885,675	117,434,563
Net loss per share - basic	$(0.04)	$(0.02)	$(0.03)	$(0.11)

Diluted net loss per share:
Net loss (as adjusted)	$(4,931,125)	$(2,096,349)	$(5,656,982)	$(12,972,142)
Weighted average common shares outstanding – diluted	133,001,746	131,445,057	167,690,989	117,434,563
Net loss per share - diluted	$(0.04)	$(0.02)	$(0.03)	$(0.11)

	Year Ended December 31,
	2018	2017
Net loss	$(19,194,236)	$(4,138,298)
Weighted average common shares outstanding – basic and diluted	121,154,334	27,906,090
Net loss per share – basic and diluted	$(0.16)	$(0.11)

Schedule of outstanding shares of common stock equivalents were excluded from the computation of diluted earnings per share
	As of Three Months Ended September 30, (Unaudited)		As of Nine Months Ended September 30, (Unaudited)
	2019	2018	2019	2018
Stock options	4,512,715	1,850,073	4,512,715	1,850,073
Unvested restricted stock	1,093,501	1,918,501	1,093,501	1,918,501
Common shares underlying convertible debt	15,000,000	-	15,000,000	-
Warrants	57,943,250	51,055,750	23,137,935	51,055,750

	Year Ended December 31,
	2018	2017
Stock options	3,600,073	1,130,000
Unvested restricted stock	1,543,501	1,050,000
Common shares underlying convertible debt	5,000,000	4,000,000
Common shares underlying convertible preferred stock	-	50,335,500
Warrants	53,130,750	11,649,500